Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw Materials	$ 1,257,152	$ 1,430,139	$ 1,574,683
Finished goods	148,499	180,252	240,430
Total inventory	$ 1,405,651	$ 1,610,391	$ 1,815,113